Reportable Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Reportable Operating Segments
Schedule of selected business segment financial information

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Three Months Ended September 30, 2016
Net interest income (expense)	$104,048	$28,655	$(10,020)	$122,683
Provision for loan and lease losses	(770)	(1,330)	—	(2,100)
Net interest income (expense) after provision for loan and lease losses	103,278	27,325	(10,020)	120,583

Noninterest income	22,398	15,479	10,813	48,690
Noninterest expense	(51,093)	(14,792)	(16,919)	(82,804)
Income (loss) before provision for income taxes	74,583	28,012	(16,126)	86,469

(Provision) benefit for income taxes	(27,672)	(10,399)	4,837	(33,234)
Net income (loss)	$46,911	$17,613	$(11,289)	$53,235

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Nine Months Ended September 30, 2016
Net interest income (expense)	$310,244	$84,460	$(34,282)	$360,422
Provision for loan and lease losses	(1,722)	(2,978)	—	(4,700)
Net interest income (expense) after provision for loan and lease losses	308,522	81,482	(34,282)	355,722

Noninterest income	68,553	48,498	51,529	168,580
Noninterest expense	(160,495)	(39,676)	(46,170)	(246,341)
Income (loss) before provision for income taxes	216,580	90,304	(28,923)	277,961

(Provision) benefit for income taxes	(80,727)	(33,640)	10,032	(104,335)
Net income (loss)	$135,853	$56,664	$(18,891)	$173,626

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Three Months Ended September 30, 2015
Net interest income (expense)	$100,014	$26,941	$(13,405)	$113,550
Provision for loan and lease losses	(1,202)	(1,348)	—	(2,550)
Net interest income (expense) after provision for loan and lease losses	98,812	25,593	(13,405)	111,000

Noninterest income	25,460	19,346	11,696	56,502
Noninterest expense	(48,449)	(13,247)	(17,681)	(79,377)
Income (loss) before provision for income taxes	75,823	31,692	(19,390)	88,125

(Provision) benefit for income taxes	(27,688)	(11,583)	6,035	(33,236)
Net income (loss)	$48,135	$20,109	$(13,355)	$54,889

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Nine Months Ended September 30, 2015
Net interest income (expense)	$297,840	$86,045	$(38,782)	$345,103
Provision for loan and lease losses	(3,487)	(3,913)	—	(7,400)
Net interest income (expense) after provision for loan and lease losses	294,353	82,132	(38,782)	337,703

Noninterest income	74,002	54,475	35,738	164,215
Noninterest expense	(150,278)	(40,335)	(48,694)	(239,307)
Income (loss) before provision for income taxes	218,077	96,272	(51,738)	262,611

(Provision) benefit for income taxes	(81,328)	(35,927)	18,213	(99,042)
Net income (loss)	$136,749	$60,345	$(33,525)	$163,569

		Commercial	Treasury and
(dollars in thousands)	Retail Banking	Banking	Other	Total
Year Ended December 31, 2015
Net interest income (expense)	$399,153	$113,466	$(51,294)	$461,325
Provision for loan and lease losses	(4,643)	(5,257)	—	(9,900)
Net interest income (expense) after provision for loan and lease losses	394,510	108,209	(51,294)	451,425
Noninterest income	97,934	72,218	41,251	211,403
Noninterest expense	(199,308)	(55,181)	(65,112)	(319,601)
Income (loss) before provision for income taxes	293,136	125,246	(75,155)	343,227
Provision for income taxes	(99,764)	(43,181)	13,498	(129,447)
Net income (loss)	$193,372	$82,065	$(61,657)	$213,780
Total assets as of December 31, 2015	$6,725,665	$4,120,805	$8,506,211	$19,352,681

		Commercial	Treasury and
(dollars in thousands)	Retail Banking	Banking	Other	Total
Year Ended December 31, 2014
Net interest income (expense)	$384,065	$114,188	$(54,455)	$443,798
Provision for loan and lease losses	(5,249)	(5,851)	—	(11,100)
Net interest income (expense) after provision for loan and lease losses	378,816	108,337	(54,455)	432,698
Noninterest income	96,023	65,319	47,895	209,237
Noninterest expense	(186,322)	(49,692)	(61,677)	(297,691)
Income (loss) before provision for income taxes	288,517	123,964	(68,237)	344,244
Provision for income taxes	(103,080)	(44,169)	19,677	(127,572)
Net income (loss)	$185,437	$79,795	$(48,560)	$216,672
Total assets as of December 31, 2014	$6,271,341	$3,878,005	$7,984,350	$18,133,696